Property and equipment	12 Months Ended
Dec. 31, 2022
Property and equipment.
Property and equipment
15. Property and equipment
(1)
The adjustment to

additions to Machinery

and Equipment of

$
89,085
, relates to

the discounting of

the non-interest-bearing
loan from the Economic Development Agency of Canada,

representing government assistance (see note 21).
Equipment under

construction included

the leasehold

improvements of

a clean room

and the costs

related to

building the
new Plasma Powder Production equipment which have been

put in service during the year ended December

31, 2022.
Machinery Equipment
Computer and Leasehold under
equipment equipment Automobiles improvements construction Total
$ $ $ $ $ $
Cost
Balance at December 31, 2020 549,659 1,621,899 306,164 180,901 1,940,234 4,598,857
Acquired through business
combination 13,585 28,967 — — — 42,552
Additions 245,984 384,092 30,495 752,204 84,143 1,496,918
Balance at December 31, 2021 809,228 2,034,958 336,659 933,105 2,024,377 6,138,327
Additions (1) 164,059 (89,085) — 209,435 — 284,409
Assets under construction put
in service — 1,065,672 — 958,705 (2,024,377) —
Balance at December 31, 2022 973,287 3,011,545 336,659 2,101,245 — 6,422,736
Accumulated depreciation
Balance at December 31, 2020 509,112 1,441,642 21,748 96,785
—
2,069,287
Depreciation 88,410 182,739 59,959 24,995
—
356,103
Balance at December 31, 2021 597,522 1,624,381 81,707 121,780 — 2,425,390
Depreciation 146,550 297,021 57,543 102,780 — 603,894
Balance at December 31, 2022 744,072 1,921,402 139,250 224,560 — 3,029,284
Carrying amounts
Balance at December 31, 2021 211,706 410,577 254,952 811,325 2,024,377 3,712,937
Balance at December 31, 2022 229,215 1,090,143 197,409 1,876,685 — 3,393,452